Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments Under Operating Leases

respectively. Future minimum rental payments under operating leases at December 31, 2013 are as follows (in thousands):

2014	$22,262
2015	20,726
2016	17,439
2017	14,467
2018	7,585
Thereafter	5,273

Total	$87,752